Income Taxes (Details Narrative) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ 3,481	$ 1,038	$ 1,037		$ 4,519	$ 2,206
Fubo TV Pre-Merger [Member]
Provision for income taxes		$ 2		$ 2			$ (9)	$ (2)